Warrant Liability (Details) - USD ($)				1 Months Ended			3 Months Ended
	Oct. 12, 2022	Jan. 11, 2022	Nov. 03, 2021	Mar. 30, 2023	Jan. 19, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 30, 2023
Warrant Liability (Details) [Line Items]
Purchase of aggregate shares (in Shares)					18,042,857
Exercise price			$ 2.3		$ 0.2
Aggregate common shares (in Shares)					18,042,857
Gross proceeds amount (in Dollars)					$ 3,608,571
Exercise warrants term					5 years
Outstanding warrants (in Shares)								21,031,987
Outstanding warrants per share								$ 0.2
Warrants exercised (in Shares)					17,400,000			17,116,987
Exchange of common shares (in Shares)								17,116,987
Cashless warrants (in Shares)								3,915,000
Fair value of the warrants amount (in Dollars)					$ 284,554		$ 628,765	$ 3,410,100
Common shares (in Shares)			1,892,857
Initial stock price					$ 0.19		$ 0.19
Strike rate					$ 0.2		$ 2.3
Dividend yield percentage					0.00%	0.00%	0.00%
Warrants term					3 years 9 months 14 days		3 years 9 months 14 days
Volatility percentage					130.00%		125.00%
Risk-free rate percentage					3.62%	3.10%	3.69%
Warrants (in Shares)	17,400,000	8,519,999			1,250,000
Pre-funded warrants (in Shares)	1,590,000	1,480,000
Share price						$ 0.15
Exercise price						$ 0.23	$ 2.3
Fair value of the outstanding warrants (in Dollars)				$ 564,946
Warrants issued (in Dollars)							$ 1,739,130
Exercisable per share							$ 0.23
Fair value of the waiver warrants (in Dollars)						$ 184,983		$ 328,696
Common Shares [Member]
Warrant Liability (Details) [Line Items]
Exercise price					$ 0.2
Holder exercised warrants (in Shares)					0.23
Warrants [Member]
Warrant Liability (Details) [Line Items]
Exercise price					$ 0.2
Holder exercised warrants (in Shares)					2,989,130
Warrants exercised (in Shares)					16,150,000
Expected volatility percentage						100.00%
January 19, 2023 Warrants [Member]
Warrant Liability (Details) [Line Items]
Fair value of the warrants amount (in Dollars)					$ 2,875,580
Discount for lack of marketability percentage					15.00%
November 3, 2021 Warrants [Member]
Warrant Liability (Details) [Line Items]
Fair value of the warrants amount (in Dollars)						$ 197,733
Initial stock price						$ 0.15
Strike rate						$ 0.23
Dividend yield percentage						0.00%
Warrants term						3 years 10 months 2 days
Volatility percentage						110.00%
Risk-free rate percentage						4.08%
Black Scholes Option Pricing Model [Member]
Warrant Liability (Details) [Line Items]
Fair value of the warrants amount (in Dollars)						$ 501,330
Initial stock price						$ 0.15
Strike rate						$ 2.3
Dividend yield percentage						0.00%
Warrants term						4 years 10 days
Volatility percentage						110.00%
Risk-free rate percentage						4.08%
October 12, 2022 Warrants [Member]
Warrant Liability (Details) [Line Items]
Fair value of the warrants amount (in Dollars)					$ 2,608,059	$ 1,850,758
Dividend yield percentage					0.00%	0.00%
Warrants term					4 years 8 months 23 days
Volatility percentage					115.00%
Risk-free rate percentage					3.49%	3.98%
Share price					$ 0.19	$ 0.15
Exercise price					0.2	$ 0.23
Expected volatility percentage						100.00%
Top of range [Member]
Warrant Liability (Details) [Line Items]
Exercise price					0.23
Bottom of range [Member]
Warrant Liability (Details) [Line Items]
Exercise price					$ 0.2
Warrants [Member]
Warrant Liability (Details) [Line Items]
Exercise price			$ 4